LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2024
LEASE OBLIGATIONS
LEASE OBLIGATIONS

12.   LEASE OBLIGATIONS

	Minimum lease payments
As at December 31,	2024 $	2023 $
Less than one year	24,849	20,339
Between one and five years	50,868	44,677
More than five years	6,618	6,457
	82,335	71,473
Less: future finance charges	(14,358)	(14,072)
Present value of lease obligations	67,977	57,401
Less: current portion	(19,761)	(14,941)
Non-current portion	48,216	42,460